Cost Of Sales	12 Months Ended
Dec. 31, 2023
TextBlock1Abstract [Abstract]
Cost Of Sales
5)	COST OF SALES
Cost of sales represents the production cost of inventories at the moment of sale. Such cost of sales includes depreciation, amortization and depletion of assets involved in production, expenses related to storage in production plants and freight expenses of raw material in plants and delivery expenses of Cemex’s ready-mix
concrete business.
The detail of the consolidated cost of sales by nature for the years 2023, 2022 and 2021 is as follows:

		2023	2022	2021
Raw materials and goods for resale	$	5,353	4,916	4,875
Payroll		1,734	1,474	1,349
Electricity, fuels and other services		1,791	1,655	1,174
Depreciation and amortization		1,017	929	934
Maintenance, repairs and supplies		955	809	722
Transportation costs		466	671	573
Other production costs and change in inventory		211	301	116

	$	11,527	10,755	9,743